Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA IMI Index
Prospectus [Line Items]
Average Annual Return, Percent		16.81%	12.82%	13.84%
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI USA Index
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	13.38%	14.22%
MSCI USA Value Index
Prospectus [Line Items]
Average Annual Return, Percent		12.97%	10.31%	9.53%
MSCI ACWI ex USA Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	6.91%	8.13%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Conservative Term Composite Benchmark 1 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.06%	3.32%	4.95%
Conservative Term Composite Benchmark 2 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.93%	2.45%	4.85%
30/10/30/30 Blended Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.63%	4.79%	6.36%
30/10/60 Blended Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.58%	4.45%	6.34%
40/15/45 Blended Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.76%	6.20%	7.86%
65/20/15 Blended Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	18.41%	9.92%	11.09%
Equity Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		8.79%	9.65%	13.35%
Equity Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.13%	6.93%	10.56%
Equity Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.05%	7.16%	10.24%
Equity Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	10.76%	14.13%
Overseas Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.22%	3.99%	7.66%
Overseas Series Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.02%	3.79%	7.45%
Overseas Series Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	3.17%	6.30%
Overseas Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		15.88%	3.68%	7.34%
Overseas Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		16.35%	4.09%	7.74%
Disciplined Value Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		15.71%	9.66%	10.54%
Disciplined Value Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.88%	9.86%	10.77%
Disciplined Value Series Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.27%	7.63%	8.42%
Disciplined Value Series Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	7.48%	8.23%
Disciplined Value Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	10.35%	11.10%
Disciplined Value Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		16.11%	10.01%	10.87%
Rainier International Discovery Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		27.01%	1.60%	7.61%
Rainier International Discovery Series Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.35%	1.19%	7.37%
Rainier International Discovery Series Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.75%	1.52%	6.40%
Rainier International Discovery Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		26.73%	1.34%	7.33%
Rainier International Discovery Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		27.23%	1.75%	7.74%
Rainier International Discovery Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		28.37%	2.67%	8.38%
Pro-Blend(R) Conservative Term Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	2.71%	4.71%
Pro-Blend(R) Conservative Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	1.46%	3.30%
Pro-Blend(R) Conservative Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	1.63%	3.20%
Pro-Blend(R) Conservative Term Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	2.94%	4.95%
Pro-Blend(R) Conservative Term Series Class R
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	2.49%	4.46%
Pro-Blend(R) Conservative Term Series Class L
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	1.96%	3.93%
Pro-Blend(R) Moderate Term Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		9.29%	3.53%	5.84%
Pro-Blend(R) Moderate Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	2.27%	4.48%
Pro-Blend(R) Moderate Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	2.37%	4.23%
Pro-Blend(R) Moderate Term Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.55%	3.76%	6.08%
Pro-Blend(R) Moderate Term Series Class R
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	3.31%	5.59%
Pro-Blend(R) Moderate Term Series Class L
Prospectus [Line Items]
Average Annual Return, Percent		8.48%	2.79%	5.07%
Pro-Blend(R) Extended Term Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		10.02%	4.34%	7.07%
Pro-Blend(R) Extended Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	2.94%	5.65%
Pro-Blend(R) Extended Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	3.07%	5.29%
Pro-Blend(R) Extended Term Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	4.58%	7.32%
Pro-Blend(R) Extended Term Series Class R
Prospectus [Line Items]
Average Annual Return, Percent		9.70%	4.07%	6.80%
Pro-Blend(R) Extended Term Series Class L
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	3.54%	6.26%
Pro-Blend(R) Maximum Term Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		12.08%	7.07%	10.30%
Pro-Blend(R) Maximum Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.48%	5.30%	8.64%
Pro-Blend(R) Maximum Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	5.26%	8.03%
Pro-Blend(R) Maximum Term Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.36%	7.35%	10.58%
Pro-Blend(R) Maximum Term Series Class R
Prospectus [Line Items]
Average Annual Return, Percent		11.83%	6.84%	10.05%
Pro-Blend(R) Maximum Term Series Class L
Prospectus [Line Items]
Average Annual Return, Percent		11.26%	6.28%	9.49%
Pro-Blend(R) Conservative Term Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		8.69%	3.51%	5.27%
Pro-Blend(R) Conservative Term Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	1.95%	3.64%
Pro-Blend(R) Conservative Term Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.20%	2.11%	3.55%
Pro-Blend(R) Moderate Term Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	4.52%	6.51%
Pro-Blend(R) Moderate Term Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.48%	2.97%	4.95%
Pro-Blend(R) Moderate Term Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	3.02%	4.68%
Pro-Blend(R) Extended Term Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		11.03%	5.31%	7.75%
Pro-Blend(R) Extended Term Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.11%	3.63%	6.12%
Pro-Blend(R) Extended Term Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.12%	3.72%	5.75%
Pro-Blend(R) Maximum Term Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		13.21%	8.15%	11.05%
Pro-Blend(R) Maximum Term Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.39%	6.15%	9.22%
Pro-Blend(R) Maximum Term Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.77%	6.06%	8.61%

[1]	Returns provided are calculated monthly using a blended allocation, as noted above.
[2]	Returns provided are calculated monthly using a blended allocation, as noted above.
[3]	Returns provided are calculated monthly using a blended allocation, as noted above.
[4]	The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation, as noted above.
[5]	Returns provided are calculated monthly using a blended allocation, as noted above.